Prior Period Revisions	9 Months Ended
Sep. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Prior Period Revisions

23. PRIOR PERIOD REVISIONS
In December 2024, it was identified that certain transactions in the U.S. Refining segment were reported on a gross basis in revenues and purchased product rather than on a net basis. As a result, revenues and purchased product were overstated for the three and nine months ended September 30, 2024. The prior periods were revised to reflect the change. There was no impact on net earnings (loss), segment income (loss), cash flows or financial position.
The following tables reconcile the amounts previously reported in the Consolidated Statements of Comprehensive Income (Loss) and segmented disclosures to the corresponding revised amounts:

	U.S. Refining Segment			Consolidated
For the three months ended September 30, 2024	Previously Reported	Revisions	Revised Balance	Previously Reported	Revisions	Revised Balance
Revenues	7,648	(430)	7,218	14,249	(430)	13,819
Purchased Product	7,284	(430)	6,854	7,556	(430)	7,126
Transportation and Blending	—	—	—	2,489	—	2,489
Purchased Product, Transportation and Blending	7,284	(430)	6,854	10,045	(430)	9,615
	364	—	364	4,204	—	4,204

	U.S. Refining Segment			Consolidated
For the nine months ended September 30, 2024	Previously Reported	Revisions	Revised Balance	Previously Reported	Revisions	Revised Balance
Revenues	22,801	(1,067)	21,734	42,531	(1,067)	41,464
Purchased Product	20,540	(1,067)	19,473	20,873	(1,067)	19,806
Transportation and Blending	—	—	—	7,929	—	7,929
Purchased Product, Transportation and Blending	20,540	(1,067)	19,473	28,802	(1,067)	27,735
	2,261	—	2,261	13,729	—	13,729